THE LAZARD FUNDS, INC.
30 Rockefeller Plaza
New York, New York 10112

April 29, 2016
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549
Attention:  Deborah O'Neal-Johnson, Esq.

Re:	The Lazard Funds, Inc. (the "Fund")
Registration Statement on Form N-1A (File Nos. 811-06312; 33-40682)

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the Fund hereby certifies that:
(1)	the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 113 to the Fund's Registration Statement on Form N-1A; and
(2)	the text of Post-Effective Amendment No. 113 to the Fund's Registration Statement on Form N-1A was filed electronically on April 27, 2016.

THE LAZARD FUNDS, INC.

By:	/s/ Tamar Goldstein
Tamar Goldstein
Assistant Secretary